Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 305,394	$ 135,364	$ 174,554
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,780)	(2,070)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(678)	(181)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,102)	(1,889)
Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,102)	(1,888)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,102)	(1,888)
Brazilian Reais | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(163)	(182)
U.S. Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(163)	(181)
U.S. Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	(1)
U.S. Dollar | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
U.S. Dollar | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	$ 0
Argentine Peso | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(515)
Argentine Peso | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(515)
Argentine Peso | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0
Argentine Peso | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0
Argentine Peso | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 0